DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) $ in Millions	Dec. 31, 2024 USD ($) GWh MMBTU	Dec. 31, 2023 USD ($) MMBTU GWh
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 1,900	$ 2,000
Fair value through profit or loss | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	9,659	6,133
Fair value through profit or loss | Foreign exchange | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	2,576
Fair value through profit or loss | Foreign exchange | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	4,489
Fair value through profit or loss | Foreign exchange | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	2,594
Fair value through profit or loss | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	31,701	45,100
Fair value through profit or loss | Interest rates | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	15,044
Fair value through profit or loss | Interest rates | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	15,264
Fair value through profit or loss | Interest rates | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,393
Fair value through profit or loss | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,936	$ 2,017
Fair value through profit or loss | Equity derivatives | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,704
Fair value through profit or loss | Equity derivatives | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	198
Fair value through profit or loss | Equity derivatives | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 34
Fair value through profit or loss | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	41,997,000,000	69,394,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	3,507,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	24,011,000,000
Fair value through profit or loss | Energy commodity instrument [Member] | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	14,479,000,000
Fair value through profit or loss | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	41,746,000	94,718,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	41,276,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | 1 to 5 Years
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	470,000
Fair value through profit or loss | Natural gas commodity instrument [Member] | Thereafter
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Elected for hedge accounting | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 53,405	$ 52,041
Elected for hedge accounting | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 66,260	$ 79,165
Elected for hedge accounting | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	131,526,000,000	28,951,000,000
Elected for hedge accounting | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	69,082,000	49,386,000
Elected for hedge accounting | Less than 1 year | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 15,741
Elected for hedge accounting | Less than 1 year | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 23,888
Elected for hedge accounting | Less than 1 year | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	14,553,000,000
Elected for hedge accounting | Less than 1 year | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	41,921,000
Elected for hedge accounting | 1 to 5 Years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 35,776
Elected for hedge accounting | 1 to 5 Years | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 33,208
Elected for hedge accounting | 1 to 5 Years | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	42,697,000,000
Elected for hedge accounting | 1 to 5 Years | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	27,161,000
Elected for hedge accounting | Thereafter | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 1,888
Elected for hedge accounting | Thereafter | Interest rates
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	$ 9,164
Elected for hedge accounting | Thereafter | Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	74,276,000,000
Elected for hedge accounting | Thereafter | Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0